SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13-SEGMENT REPORTING

The Company’s reporting segments are as follows:

•
Equipment- Sales of equipment, including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include wireless infrastructure technologies.
•
Services-Providing services and support for equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Maker, who is also the Company’s Chief Executive Officer, makes financial decisions and resource allocations based on information they receive from their internal management system and currently evaluate the operating performance and allocates resources to the reporting segments based on segment revenue, gross profit and income before income taxes.

Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2024, 2023 and 2022 based on the current reporting segment structure.

	Years ended December 31, 2024
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$1,406	$9,472	$10,878
Cost of Net Sales	(1,223)	(6,749)	(7,972)
Gross Profit	183	2,723	2,906
Research and Development	(5,085)	—	(5,085)
General and corporate			(1,506)
Loss before income taxes			$(3,685)

	Years ended December 31, 2023
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$4,594	$11,159	$15,753
Cost of Net Sales	(3,666)	(7,697)	(11,363)
Gross Profit	928	3,462	4,390
Research and Development	(5,881)	—	(5,881)
General and corporate			(1,086)
Loss before income taxes			$(2,577)

	Years ended December 31, 2022
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$2,284	$11,768	$14,052
Cost of Net Sales	(2,902)	(8,483)	(11,385)
Gross Profit (Loss)	(618)	3,285	2,667
Research and Development	(4,762)	—	(4,762)
General and corporate			(844)
Loss before income taxes			$(2,939)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administrative expenses, partially offset by interest income, and other income (expense), net.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2024	Sales	2023	Sales	2022	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,084	19%	$2,577	16%	$1,735	12%
India	4,893	45%	8,268	53%	7,152	51%
Japan	3,901	36%	4,908	31%	5,165	37%
Total	$10,878	100%	$15,753	100%	$14,052	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2024	2023
	(in thousands)
China	$475	$603
Other	1	7
Total long-lived assets	$476	$610